SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 24 – SUBSEQUENT EVENTS Management has considered subsequent events through March 28, 2023, the date this report was issued, and there were no events that required additional disclosure.